MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Level 2 securities:
Marketable securities		$ 14,054	$ 4,425	$ 20,471
Corporate bonds [Member]
Level 2 securities:
Marketable securities		8,825	4,425
U.S government [Member]
Level 2 securities:
Marketable securities	[1]	$ 5,229	$ 0

[1]	Investments in Corporate bonds rated A or higher.